Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation

NOTE 11. Taxation

a)	Corporate Income Taxes

HUSN is incorporated in the BVI. Under the current law of the BVI, HUSN is not subject to tax on income or capital gains. Additionally, if dividends are paid by HUSN to its shareholders, no BVI withholding tax will be imposed.

Hudson Capital USA Inc., Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. were incorporated in the United States and are subject to taxes in the United States. They have evaluated their respective income tax positions and have determined that they do not have any uncertain tax positions. They will recognize interest and penalties related to any uncertain tax positions through their income tax expense.

Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. are subject to franchise tax filing requirements in the State of Delaware.

HKIFS and HKSQ were incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the financial statements as HKFS and HKSQ has no assessable profits for the years ended December 31, 2020, 2019 and 2018.

The HUSN’s PRC subsidiary, Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. Kashgar Sheng Ying Xin, which was incorporated in Kashgar City, Xinjiang Autonomous Region in People’s Republic of China, is exempted from income tax from its inception to December 31, 2020 and is subject to a tax rate of 25% after December 31, 2020.

The components of the income tax expense are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018

Current	$-	$7,243	$151,153
Deferred	-	-	(1,853,280)
Total	$-	$7,243	$(1,702,127)

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2020, 2019 and 2018 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
(Loss) before income taxes	$(9,075,353)	$(61,988,515)	$(5,520,864)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(2,268,838)	(15,497,129)	(1,380,216)
Reconciling items:
Valuation allowance	-	1,798,398	-
Effect of tax holidays	109,630	93,455	(2,209,107)
Temporary difference	2,133,790	13,369,701	1,586,726
Permanent difference	25,418	242,818	300,470
Income tax (benefit) expense	$-	$7,243	$(1,702,127)

b)	Deferred Taxes

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2020	As of December 31, 2019

Deferred income tax assets
Net operating loss carry forwards	$-	$1,798,398
Total Deferred income tax assets	-	1,798,398
Less: Valuation allowance	-	(1,798,398)
Net deferred income tax assets	$-	$-

	As of December 31, 2020	As of December 31, 2019
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

The Company’s NOL was mainly from the Company’s VIE and subsidiaries’ cumulative net operating losses (“NOL”) of approximately $252,483 as of December 31, 2020. Management considers projected future losses outweighs other factors and made a full allowance of related deferred tax assets.”

c)	Taxes Payable

Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries, who provided services in China and therefore are subject to Chinese value-added tax (“VAT”). Sales revenue represents the invoiced value of services, net of the VAT. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.

Taxes payable consisted of the following:

	As of December 31, 2020	As of December 31, 2019

Corporate income tax payable	$805,117	$423,563
Value added tax payable	202,395	548,276
Other surtaxes payable	45,737	14,356
Total	$1,053,249	$986,195